Reinsurance (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary Insurance Information, by Segment [Line Items]
Premiums assumed percentage to total company's premiums	4.50%	5.00%	5.20%
Maximum coverage for a single event catastrophe	$ 480,600,000
Catastrophe reinsurance pool, number of participants	23
Catastrophe reinsurance pool annual membership fee	30,000
Maximum potential loss for a single event catastrophe submitted by a single company	111,000,000
Maximum potential loss for a single event catastrophe submitted by multiple companies	277,900,000
Recoveries recognized under reinsurance agreements	75,900,000	71,900,000	75,200,000
Amounts recoverable from reinsurers	949,300,000	938,300,000
Group Life And AD&D [Member]
Supplementary Insurance Information, by Segment [Line Items]
Maximum retention limit per individual	750,000
Group Disability Insurance [Member]
Supplementary Insurance Information, by Segment [Line Items]
Maximum monthly dollar amount of an individual policy which the company will payout on a monthly claim	15,000
Individual Disability Insurance [Member]
Supplementary Insurance Information, by Segment [Line Items]
Maximum monthly dollar amount of an individual policy which the company will payout on a monthly claim	6,000
Northwestern Mutual Life Insurance Company [Member]
Supplementary Insurance Information, by Segment [Line Items]
Percentage of risk assumed	60.00%
Percentage of premiums received	60.00%
Market value of trust fund assets for reinsurance contract	230,600,000
Premiums assumed percentage to total company's premiums	3.00%	3.00%	3.00%
Protective Life Insurance Company [Member]
Supplementary Insurance Information, by Segment [Line Items]
Amounts recoverable from reinsurers	$ 788,100,000	$ 786,600,000
Dental Insurance Premiums [Member]
Supplementary Insurance Information, by Segment [Line Items]
Percentage of net dental premiums and risk ceded	24.20%